NOTES RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes receivable with an investee maturing in April and May 2021, bearing interest at 8.00 percent per annum. The investee is currently in negotiations with the Company to extend the maturity date.		$ 904,534
Total Notes Receivable		904,534
Less Current Portion of Notes Receivable		$ (904,534)
Notes receivable reserved	$ 968,619
Notes receivable annual interest rate	8.00%
Merger and Exchange Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes receivable reserved	$ 2,274,167